Schedule I - Summary of Investments Other than Investments in Related Parties (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investments [Line Items]
Available-for-sale	€ 89,404	€ 84,675
Fair value through profit or loss	9,080	8,597
Financial assets	143,075	135,925
Investments in real estate	2,901	€ 2,700	€ 2,147
Cost [member]
Disclosure of investments [Line Items]
Financial assets	131,421
Cost [member] | Shares [member]
Disclosure of investments [Line Items]
Available-for-sale	377
Fair value through profit or loss	1,661
Cost [member] | Bonds [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	3,892
Financial assets	44,591
Other investments at fair value through profit or loss	2,849
Cost [member] | Bonds [member] | Financial assets available-for-sale and held-to-maturity investments, category [member]
Disclosure of investments [Line Items]
Financial assets	78,052
Cost [member] | Bonds [member] | Asset backed [member]
Disclosure of investments [Line Items]
Financial assets	3,776
Cost [member] | Bonds [member] | US government [member]
Disclosure of investments [Line Items]
Financial assets	7,443
Cost [member] | Bonds [member] | Dutch government [member]
Disclosure of investments [Line Items]
Financial assets	4,869
Cost [member] | Bonds [member] | Other government [member]
Disclosure of investments [Line Items]
Financial assets	8,901
Cost [member] | Bonds [member] | Mortgage backed [member]
Disclosure of investments [Line Items]
Financial assets	6,366
Cost [member] | Bonds [member] | Corporate bonds [member]
Disclosure of investments [Line Items]
Financial assets	40,552
Cost [member] | Bonds [member] | Money market investments [member]
Disclosure of investments [Line Items]
Financial assets	5,169
Cost [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	976
Cost [member] | Bonds [member] | Mortgage loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	37,750
Cost [member] | Bonds [member] | Private loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	4,487
Cost [member] | Bonds [member] | Deposits with financial institutions [member]
Disclosure of investments [Line Items]
Financial assets	141
Cost [member] | Bonds [member] | Policy loans [member]
Disclosure of investments [Line Items]
Financial assets	2,024
Cost [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	188
Fair value [member]
Disclosure of investments [Line Items]
Financial assets	151,464
Fair value [member] | Shares [member]
Disclosure of investments [Line Items]
Available-for-sale	409
Fair value through profit or loss	1,813
Fair value [member] | Bonds [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	3,934
Financial assets	50,079
Other investments at fair value through profit or loss	3,333
Fair value [member] | Bonds [member] | Financial assets available-for-sale and held-to-maturity investments, category [member]
Disclosure of investments [Line Items]
Financial assets	88,995
Fair value [member] | Bonds [member] | Asset backed [member]
Disclosure of investments [Line Items]
Financial assets	3,869
Fair value [member] | Bonds [member] | US government [member]
Disclosure of investments [Line Items]
Financial assets	8,812
Fair value [member] | Bonds [member] | Dutch government [member]
Disclosure of investments [Line Items]
Financial assets	6,316
Fair value [member] | Bonds [member] | Other government [member]
Disclosure of investments [Line Items]
Financial assets	11,872
Fair value [member] | Bonds [member] | Mortgage backed [member]
Disclosure of investments [Line Items]
Financial assets	6,811
Fair value [member] | Bonds [member] | Corporate bonds [member]
Disclosure of investments [Line Items]
Financial assets	45,238
Fair value [member] | Bonds [member] | Money market investments [member]
Disclosure of investments [Line Items]
Financial assets	5,169
Fair value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	908
Fair value [member] | Bonds [member] | Mortgage loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	42,567
Fair value [member] | Bonds [member] | Private loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	5,159
Fair value [member] | Bonds [member] | Deposits with financial institutions [member]
Disclosure of investments [Line Items]
Financial assets	141
Fair value [member] | Bonds [member] | Policy loans [member]
Disclosure of investments [Line Items]
Financial assets	2,024
Fair value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	188
Fair value [member] | Real estate [member]
Disclosure of investments [Line Items]
Investments in real estate	2,901
Book value [member]
Disclosure of investments [Line Items]
Financial assets	145,976
Book value [member] | Shares [member]
Disclosure of investments [Line Items]
Available-for-sale	409
Fair value through profit or loss	1,813
Book value [member] | Bonds [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	3,934
Financial assets	44,591
Other investments at fair value through profit or loss	3,333
Book value [member] | Bonds [member] | Financial assets available-for-sale and held-to-maturity investments, category [member]
Disclosure of investments [Line Items]
Financial assets	88,995
Book value [member] | Bonds [member] | Asset backed [member]
Disclosure of investments [Line Items]
Financial assets	3,869
Book value [member] | Bonds [member] | US government [member]
Disclosure of investments [Line Items]
Financial assets	8,812
Book value [member] | Bonds [member] | Dutch government [member]
Disclosure of investments [Line Items]
Financial assets	6,316
Book value [member] | Bonds [member] | Other government [member]
Disclosure of investments [Line Items]
Financial assets	11,872
Book value [member] | Bonds [member] | Mortgage backed [member]
Disclosure of investments [Line Items]
Financial assets	6,811
Book value [member] | Bonds [member] | Corporate bonds [member]
Disclosure of investments [Line Items]
Financial assets	45,238
Book value [member] | Bonds [member] | Money market investments [member]
Disclosure of investments [Line Items]
Financial assets	5,169
Book value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	908
Book value [member] | Bonds [member] | Mortgage loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	37,750
Book value [member] | Bonds [member] | Private loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	4,487
Book value [member] | Bonds [member] | Deposits with financial institutions [member]
Disclosure of investments [Line Items]
Financial assets	141
Book value [member] | Bonds [member] | Policy loans [member]
Disclosure of investments [Line Items]
Financial assets	2,024
Book value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	188
Book value [member] | Real estate [member]
Disclosure of investments [Line Items]
Investments in real estate	€ 2,901